Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,359,000
Previously Paid Amount	0.00
Total Fee Amount	118.23
Total Offset Amount	0.00
Net Fee	118.23
Narrative - Max Aggregate Offering Price	$ 1,359,000
Final Prospectus	true